UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4061

Smith Barney Core Plus Bond Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY CORE PLUS BOND FUND INC.

FORM N-Q

OCTOBER 31, 2005

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 21.9%
Aerospace & Defense - 0.4%
$250,000	B	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$238,750
2,990,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	3,141,097
		L-3 Communications Corp., Senior Subordinated Notes:
100,000	BB+	7.625% due 6/15/12	105,000
275,000	BB+	6.375% due 10/15/15 (a)	272,937
125,000	B+	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	125,000
		Sequa Corp., Senior Notes:
175,000	BB-	9.000% due 8/1/09	182,438
175,000	BB-	Series B, 8.875% due 4/1/08	180,250

		Total Aerospace & Defense	4,245,472

Auto Components - 0.0%
125,000	D	Delphi Corp., Senior Notes, 6.500% due 8/15/13 (b)	87,188
121,000	B-	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	103,152
50,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	48,875
100,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	108,000

		Total Auto Components	347,215

Automobiles - 0.4%
3,300,000	BBB	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08	3,205,742
		Ford Motor Co.:
		Debentures:
25,000	BB+	6.625% due 10/1/28	17,250
30,000	BB+	8.900% due 1/15/32	24,675
950,000	BB+	Notes, 7.450% due 7/16/31	703,000
		General Motors Corp., Senior Debentures:
50,000	BB-	8.250% due 7/15/23	37,125
265,000	BB-	8.375% due 7/15/33	197,756

		Total Automobiles	4,185,548

Beverages - 0.0%
100,000	B+	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	104,625

Building Products - 0.0%
125,000	CCC+	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	116,875
125,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	120,000

		Total Building Products	236,875

Capital Markets - 1.4%
125,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	138,125
5,225,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	5,102,703
7,550,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	8,106,020

		Total Capital Markets	13,346,848

Chemicals - 0.2%
100,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	112,000
150,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	148,312
75,000	B-	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	81,188
100,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	109,500
75,000	B+	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	78,000

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals (continued)
		Huntsman International LLC:
$50,000	B	Senior Notes, 9.875% due 3/1/09	$52,750
75,000	B	Senior Subordinated Notes, 7.375% due 1/1/15 (a)	71,625
25,000	BB	IMC Global Inc., 10.875% due 8/1/13	29,125
105,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	112,219
50,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	56,000
50,000	B-	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	51,313
175,000	BB+	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	168,000
50,000	B-	OM Group Inc., 9.250% due 12/15/11	48,375
250,000	B-	PQ Corp., 7.500% due 2/15/13 (a)	231,250
100,000	B-	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10	105,875
125,000	CCC+	Rhodia SA, Senior Notes, 7.625% due 6/1/10	121,562
200,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	215,000

		Total Chemicals	1,792,094

Commercial Banks - 1.3%
5,500,000	A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11	6,078,155
4,975,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	6,349,080

		Total Commercial Banks	12,427,235

Commercial Services & Supplies - 0.1%
		Allied Waste North America Inc., Senior Notes:
150,000	BB-	7.875% due 4/15/13	154,500
200,000	BB-	7.250% due 3/15/15 (a)	199,000
100,000	B-	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (a)	101,500
125,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	132,500
200,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	197,750

		Total Commercial Services & Supplies	785,250

Communications Equipment - 0.1%
550,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	473,000

Computers & Peripherals - 0.0%
50,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	51,000

Consumer Finance - 0.4%
		MBNA Corp.:
3,150,000	BBB	Medium-Term Notes, 6.250% due 1/17/07	3,199,962
750,000	BBB	Notes, 4.625% due 9/15/08	744,357

		Total Consumer Finance	3,944,319

Containers & Packaging - 0.1%
100,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	103,500
122,866	B+	Crown European Holdings SA, Secured Notes, 9.500% due 3/1/11	135,153
175,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	157,938
275,000	B	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	260,562
125,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	120,625
		Owens-Brockway Glass Container Inc.:
50,000	B	6.750% due 12/1/14	47,250
150,000	B	Senior Notes, 8.250% due 5/15/13	153,750
25,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	24,875
100,000	B	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	96,000

		Total Containers & Packaging	1,099,653

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services - 6.1%
$400,000	CCC+	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	$445,000
3,225,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	3,288,068
100,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	99,500
5,725,000	A	CIT Group Inc., Senior Notes, 7.750% due 4/2/12	6,484,272
6,925,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	6,506,301
2,750,000	A-	EnCana Holdings Finance Corp., 5.800% due 5/1/14	2,863,284
3,075,000	BB+	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	2,962,723
		General Motors Acceptance Corp.:
540,000	BB	Bonds, 8.000% due 11/1/31	559,013
		Notes:
45,000	BB	7.250% due 3/2/11	44,310
3,575,000	BB	6.875% due 9/15/11	3,470,492
210,000	BB	6.750% due 12/1/14	201,143
162,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	173,138
4,900,000	A	HSBC Finance Corp., Unsecured Notes, 5.250% due 4/15/15	4,850,392
5,975,000	AA-	International Lease Finance Corp., Notes, 5.875% due 5/1/13	6,136,922
4,350,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.125% due 1/15/10	4,223,893
5,725,000	A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	6,143,938
100,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	96,500
9,236,281	BB-	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)(c)	9,367,233
150,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.885% due 10/1/15	105,750
75,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	78,563

		Total Diversified Financial Services	58,100,435

Diversified Telecommunication Services - 1.3%
150,000	BB+	AT&T Corp., Senior Notes, 9.750% due 11/15/31	183,375
350,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.232% due 2/1/15 (a)	231,875
425,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	471,750
300,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	315,750
50,000	B+	PanAmSat Corp., 9.000% due 8/15/14	52,875
		Qwest Corp.:
25,000	BB	6.875% due 9/15/33	22,250
550,000	BB	Notes, 8.875% due 3/15/12	606,375
225,000	B	Qwest Services Corp., Senior Secured Notes, 14.000% due 12/15/14	273,656
4,500,000	BBB+	Telecom Italia Capital SA, 5.250% due 10/1/15	4,340,111
6,305,000	A+	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13	6,301,034

		Total Diversified Telecommunication Services	12,799,051

Electric Utilities - 1.0%
100,000	B	Allegheny Energy Supply Co. LLC, 8.250% due 4/15/12 (a)	111,000
3,625,000	BBB	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33	3,557,542
200,000	B+	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11	234,000
4,679,000	A	Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34	4,662,282
250,000	B-	Inergy L.P./Inergy Finance Corp., 6.875% due 12/15/14	238,125
375,000	B+	Reliant Energy Inc., Senior Secured Notes, 9.500% due 7/15/13	401,250
175,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	188,125

		Total Electric Utilities	9,392,324

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES (continued)
Energy Equipment & Services - 0.1%
$88,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	$90,640
25,000	BB	Grant Prideco Inc., Senior Unsecured Notes, 6.125% due 8/15/15 (a)	25,187
125,000	B	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	133,125
125,000	B-	Targa Resources Inc., 8.500% due 11/1/13 (a)	127,500
125,000	B	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	128,125

		Total Energy Equipment & Services	504,577

Exchange Traded - 0.0%
75,000	BB-	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13 (a)	78,375

Food & Staples Retailing - 0.3%
175,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	163,188
		Rite Aid Corp.:
50,000	B+	7.500% due 1/15/15	46,500
		Notes:
50,000	B-	7.125% due 1/15/07	50,250
25,000	B-	6.125% due 12/15/08 (a)	23,375
75,000	B+	Senior Secured Second Lien Notes, 8.125% due 5/1/10	75,375
2,825,000	BBB-	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	2,912,798

		Total Food & Staples Retailing	3,271,486

Food Products - 0.7%
200,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	214,000
125,000	CCC+	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	135,313
225,000	B+	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	235,687
5,475,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,603,394

		Total Food Products	6,188,394

Health Care Providers & Services - 0.6%
125,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	124,375
225,000	B	DaVita Inc., 7.250% due 3/15/15	228,375
		Extendicare Health Services Inc.:
75,000	B	Senior Notes, 9.500% due 7/1/10	80,250
75,000	B-	Senior Subordinated Notes, 6.875% due 5/1/14	73,500
		HCA Inc.:
75,000	BB+	7.500% due 12/15/23	73,877
225,000	BB+	Debentures, 7.050% due 12/1/27	208,354
		Notes:
100,000	BB+	6.375% due 1/15/15	98,624
25,000	BB+	7.690% due 6/15/25	25,210
1,800,000	BBB	Humana Inc., Senior Notes, 6.300% due 8/1/18	1,874,318
200,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	206,000
100,000	B	InSight Health Services Holdings Corp., Senior Subordinated Notes, 9.174% due 11/1/11 (a)(c)	95,750
150,000	B-	Psychiatric Solutions Inc., 7.750% due 7/15/15	155,250
1,675,000	BBB+	Quest Diagnostics Inc., 5.450% due 11/1/15 (a)	1,673,079
175,000	B	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	170,188
300,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	301,500

		Total Health Care Providers & Services	5,388,650

Hotels, Restaurants & Leisure - 0.4%
		Boyd Gaming Corp., Senior Subordinated Notes:
100,000	B+	7.750% due 12/15/12	104,500
100,000	B+	6.750% due 4/15/14	99,125

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
$400,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	$439,000
150,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.031% due 3/15/14	106,875
75,000	B-	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	76,875
		Gaylord Entertainment Co.:
100,000	B-	Notes, 6.750% due 11/15/14	97,000
75,000	B-	Senior Notes, 8.000% due 11/15/13	78,563
50,000	B-	Herbst Gaming Inc., 7.000% due 11/15/14	49,625
275,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	292,174
190,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	180,500
175,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (a)	167,125
225,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	214,312
		MGM MIRAGE Inc., Senior Notes:
250,000	BB	6.750% due 9/1/12	250,000
125,000	BB	6.625% due 7/15/15 (a)	121,875
100,000	BB	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	100,500
125,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	125,625
150,000	B	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	144,750
		Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	B-	8.250% due 3/15/12	74,813
50,000	B-	8.750% due 10/1/13	51,438
75,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	72,000
125,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	124,531
125,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	128,281
150,000	CCC	Six Flags Inc., Senior Notes, 9.750% due 4/15/13	150,000
225,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	243,562
		Station Casinos Inc., Senior Subordinated Notes:
175,000	B+	6.875% due 3/1/16	177,187
100,000	B+	6.875% due 3/1/16 (a)	101,250
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	51,750

		Total Hotels, Restaurants & Leisure	3,823,236

Household Durables - 0.0%
100,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	102,500
75,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	76,500

		Total Household Durables	179,000

Independent Power Producers & Energy Traders - 0.3%
		AES Corp., Senior Notes:
275,000	B-	8.875% due 2/15/11	295,625
125,000	B-	7.750% due 3/1/14	130,312
250,000	B-	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)	176,250
1,500,000	BBB	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	1,466,457
450,000	CCC+	Dynegy Holdings Inc., Debentures, 7.625% due 10/15/26	398,250
315,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	344,925

		Total Independent Power Producers & Energy Traders	2,811,819

Industrial Conglomerates - 0.5%
75,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	79,312
100,000	B-	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.284% due 11/15/14	67,625
100,000	B	Koppers Inc., 9.875% due 10/15/13	109,500

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Conglomerates (continued)
$4,200,000	BBB+	Tyco International Group SA, 6.125% due 11/1/08	$4,332,758

		Total Industrial Conglomerates	4,589,195

Internet Software & Services - 0.0%
100,000	B-	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	99,500

IT Services - 0.0%
250,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	261,875
		Unisys Corp., Senior Notes:
100,000	BB-	6.875% due 3/15/10	90,000
50,000	BB-	8.000% due 10/15/12	44,250

		Total IT Services	396,125

Machinery - 0.0%
75,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	79,125
296,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	296,000

		Total Machinery	375,125

Media - 1.6%
100,000	B-	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	103,000
100,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	102,750
214,000	CCC-	CCH I Holdings LLC, Secured Notes, 11.000% due 10/1/15 (a)	194,740
375,000	CCC-	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13 (a)	362,812
200,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	201,500
175,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	176,312
50,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	50,000
3,725,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	4,296,881
		CSC Holdings Inc.:
125,000	BB-	Senior Debentures, 7.625% due 7/15/18	120,000
		Senior Notes:
100,000	BB-	7.000% due 4/15/12 (a)	97,000
		Series B:
125,000	BB-	8.125% due 7/15/09	128,438
250,000	BB-	7.625% due 4/1/11	251,875
350,000	B	Dex Media Inc., Discount Notes, step bond to yield 7.913% due 11/15/13	273,000
270,000	BB-	DIRECTV Holdings LLC, 6.375% due 6/15/15	266,287
81,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	88,088
350,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	341,250
150,000	B-	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12 (c)	151,125
200,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	202,500
125,000	B-	LIN Television Corp., Senior Subordinated Notes, 6.500% due 5/15/13 (a)	119,063
50,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	54,375
		Mediacom Broadband LLC:
125,000	B	8.500% due 10/15/15 (a)	115,625
100,000	B	Senior Notes, 11.000% due 7/15/13	107,500
3,325,000	BBB	News America, Inc., Notes, 5.300% due 12/15/14	3,262,204
50,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	44,500
50,000	BB+	Rogers Cable Inc., Senior Secured Notes, 6.250% due 6/15/13	48,875
125,000	B-	Salem Communications Holding Corp., Series B, 9.000% due 7/1/11	132,500
		Sinclair Broadcast Group Inc., Senior Subordinated Notes:
125,000	B	8.750% due 12/15/11	131,875

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$125,000	B	8.000% due 3/15/12	$129,062
2,875,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	3,251,297
50,000	CCC	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	51,000
100,000	B+	Videotron Ltee, Senior Notes, 6.375% due 12/15/15 (a)	99,250
100,000	B+	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	109,500

		Total Media	15,064,184

Metals & Mining - 0.0%
50,000	B	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	54,875
250,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	229,375

		Total Metals & Mining	284,250

Multiline Retail - 0.0%
75,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	72,750

Office Electronics - 0.0%
75,000	BB	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (a)	71,438
225,000	B-	Xerox Capital Trust I, 8.000% due 2/1/27	232,875

		Total Office Electronics	304,313

Oil, Gas & Consumable Fuels - 1.6%
2,950,000	BBB+	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	2,972,641
		Chesapeake Energy Corp., Senior Notes:
125,000	BB	6.375% due 6/15/15	123,438
225,000	BB	6.625% due 1/15/16	225,562
100,000	BB	6.250% due 1/15/18	97,500
3,950,000	BBB	Devon Financing Corp. ULC, 6.875% due 9/30/11	4,282,302
		El Paso Corp., Medium-Term Notes:
225,000	B-	7.750% due 1/15/32	224,437
200,000	B-	7.800% due 8/1/31	199,500
200,000	B	EXCO Resources Inc., 7.250% due 1/15/11	203,000
650,000	BB	Gaz Capital SA, 8.625% due 4/28/34	821,600
150,000	B+	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	146,250
275,000	BB+	Kerr-McGee Corp., Senior Secured Notes, 7.000% due 11/1/11	276,375
100,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (a)	99,500
		Stone Energy Corp., Senior Subordinated Notes:
50,000	B	8.250% due 12/15/11	52,250
50,000	B	6.750% due 12/15/14	47,750
200,000	BB-	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	204,500
4,225,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,073,703
100,000	B	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	105,250
		Whiting Petroleum Corp.:
125,000	B-	7.250% due 5/1/13	126,563
100,000	B-	Senior Subordinated Notes, 7.000% due 2/1/14 (a)	100,750
350,000	B+	Williams Cos. Inc., Notes, 8.750% due 3/15/32	405,562

		Total Oil, Gas & Consumable Fuels	14,788,433

Paper & Forest Products - 0.1%
		Abitibi-Consolidated Inc.:
125,000	BB-	Debentures, 8.850% due 8/1/30	105,000
100,000	BB-	Notes, 7.750% due 6/15/11	93,250
50,000	BB-	Senior Notes, 8.375% due 4/1/15	46,250
125,000	BB-	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	119,687
300,000	B+	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	268,500
		Buckeye Technologies Inc.:

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Paper & Forest Products (continued)
$150,000	B+	Senior Notes, 8.500% due 10/1/13	$149,625
50,000	B	Senior Subordinated Notes, 8.000% due 10/15/10	47,500
100,000	BB-	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	97,000
75,000	BB+	Domtar Inc., Notes, 7.125% due 8/15/15	63,750

		Total Paper & Forest Products	990,562

Personal Products - 0.0%
125,000	B	DEL Laboratories Inc., 9.230% due 11/1/11 (a)(c)	125,313
175,000	CCC+	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	182,000

		Total Personal Products	307,313

Pharmaceuticals - 0.5%
180,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	176,400
75,000	CCC+	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	69,375
4,650,000	A	Wyeth, Unsubordinated Notes, 5.500% due 3/15/13	4,697,370

		Total Pharmaceuticals	4,943,145

Real Estate - 0.9%
625,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	652,595
3,500,000	BBB+	ERP Operating LP, Notes, 5.250% due 9/15/14	3,465,903
200,000	B-	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	216,250
		Host Marriott LP, Senior Notes:
325,000	B+	7.125% due 11/1/13	331,094
125,000	B+	Series O, 6.375% due 3/15/15	121,875
3,300,000	BBB-	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	3,167,475
175,000	CCC+	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	187,469

		Total Real Estate	8,142,661

Road & Rail - 0.3%
3,025,000	BBB	Union Pacific Corp., Notes, 3.625% due 6/1/10	2,840,360

Semiconductors & Semiconductor Equipment - 0.0%
		Amkor Technology Inc.:
		Senior Notes:
175,000	B-	9.250% due 2/15/08	168,000
121,000	B-	7.750% due 5/15/13	103,758
50,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	43,000

		Total Semiconductors & Semiconductor Equipment	314,758

Specialty Retail - 0.4%
100,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	99,500
125,000	B-	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	117,500
125,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	137,812
3,200,000	BBB	Limited Brands Inc., Debentures, 6.950% due 3/1/33	3,037,034

		Total Specialty Retail	3,391,846

Textiles, Apparel & Luxury Goods - 0.1%
125,000	B-	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	117,500
300,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	304,500
75,000	BB-	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (a)	69,937
75,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	66,563

		Total Textiles, Apparel & Luxury Goods	558,500

Wireless Telecommunication Services - 0.7%
100,000	BB-	American Tower Corp., Senior Notes, 7.125% due 10/15/12	103,625

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services (continued)
		Centennial Communications Corp., Senior Notes:
$175,000	CCC	10.125% due 6/15/13	$196,438
125,000	CCC	8.125% due 2/1/14	130,000
50,000	B3(d)	iPCS Inc., Senior Notes, 11.500% due 5/1/12	56,250
2,850,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	3,727,552
675,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	715,041
		SBA Communications Corp.:
59,000	B-	Senior Discount Notes, step bond to yield 7.843% due 12/15/11	53,543
50,000	B-	Senior Notes, 8.500% due 12/1/12	54,750
1,250,000	A-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	1,444,052
100,000	BBB-	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	114,250

		Total Wireless Telecommunication Services	6,595,501

		TOTAL CORPORATE BONDS & NOTES (Cost - $214,449,108)	209,635,002

ASSET-BACKED SECURITIES - 5.7%
Automobiles - 2.7%
6,500,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A4, 2.870% due 2/7/11	6,371,442
6,500,000	AAA	Ford Credit Auto Owner Trust, Series 2005-B, Class A4, 4.380% due 1/15/10	6,438,053
2,750,000	AAA	Franklin Auto Trust, Series 2004-1, Class A2, 3.570% due 3/16/09	2,719,709
6,500,000	AAA	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	6,356,234
3,950,000	AAA	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)	3,922,720

		Total Automobiles	25,808,158

Credit Card - 0.6%
5,800,000	AAA	Nordstrom Private Label Credit Card Master Note Trust, Series 2001-A, 4.820% due 4/15/10 (a)	5,808,063

Home Equity - 2.4%
3,400,000	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	3,354,259
5,000,000	AAA	CIT Group Home Equity Loan Trust, 3.930% due 3/20/32	4,927,094
8,150,000	Aaa(d)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35	8,018,031
6,675,000	AAA	Structured Asset Securities Corp., Series 2005-7XS, Class 1A2B, 5.270% due 4/25/35	6,620,200

		Total Home Equity	22,919,584

		TOTAL ASSET-BACKED SECURITIES (Cost - $54,985,832)	54,535,805

FACE AMOUNT		SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 29.3%
FHLMC - 7.5%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
476		5.500% due 5/1/13	480
2,785,765		6.500% due 9/1/14-1/1/32	2,873,224
3,833,489		6.000% due 3/1/17	3,918,813
17,500,000		4.500% due 11/1/20 (e)(f)	16,931,250
25,000,000		5.500% due 11/1/20-11/1/35 (e)(f)	24,834,692
3,607,186		5.000% due 8/1/33-9/1/33	3,484,552
20,900,000		5.000% due 11/1/35 (e)(f)	20,109,729

		TOTAL FHLMC	72,152,740

FNMA - 21.1%
		Federal National Mortgage Association (FNMA):

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT		SECURITY	VALUE
FNMA (continued)
$3,778,380		6.500% due 2/1/14-1/1/33	$3,885,241
22,923,892		5.500% due 11/1/16-4/1/35	22,656,132
11,260,522		6.000% due 5/1/17-6/1/32	11,387,671
70,600,000		5.000% due 11/1/20-11/1/35 (e)(f)	68,433,740
55,010,000		5.500% due 11/1/20-11/1/35 (e)(f)	54,413,170
32,000,000		6.000% due 11/1/20-11/1/35 (e)(f)	32,378,434
7,000,000		4.500% due 11/1/35 (e)(f)	6,540,625
3,000,000		6.500% due 11/1/35 (e)(f)	3,079,686

		TOTAL FNMA	202,774,699

GNMA - 0.7%
		Government National Mortgage Association (GNMA):
19,518		8.500% due 11/15/27	21,212
6,287,137		6.500% due 8/15/31-3/15/32	6,527,381

		TOTAL GNMA	6,548,593

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $286,226,766)	281,476,032

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
4,969,605	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series 2687, Class IA, PAC IO, 5.500% due 9/15/22	253,713
3,234,076	AAA	Federal National Mortgage Association (FNMA), Series 2003-111, Class HR, PAC, 3.750% due 5/25/30	3,149,250
2,938,025	AAA	MASTR Adjustable Rate Mortgages Trust, Series 2004-6, Class 5A1, 4.789% due 7/25/34 (c)	2,906,064
2,960,341	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.498% due 2/25/35 (c)	2,914,482
6,255,471	AAA	Residential Accredit Loans, Inc., Series 2005-QA7, Class A21, 4.856% due 7/25/35 (c)	6,233,968
7,660,000	AAA	Structured Adjustable Rate Mortgage Loan, Series 2005-20, Class 3A2, 5.250% due 10/25/35 (c)	7,521,162
		Wells Fargo Mortgage Backed Securities Trust:
6,500,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (c)	6,480,015
2,881,585	Aaa(d)	Series 2005-AR4, Class 2A2, 4.536% due 4/25/35 (c)	2,823,626

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $32,374,586)	32,282,280

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.0%
U.S. Government Agencies - 4.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
7,000,000		6.875% due 9/15/10	7,637,371
6,000,000		5.125% due 7/15/12	6,097,806
		Federal National Mortgage Association (FNMA):
1,500,000		3.625% due 3/15/07	1,481,401
10,000,000		6.625% due 9/15/09	10,664,470
10,000,000		6.000% due 5/15/11	10,567,240
8,000,000		6.125% due 3/15/12	8,562,488

		Total U.S. Government Agencies	45,010,776

U.S. Government Obligations - 21.3%
		U.S. Treasury Bonds:
17,000,000		8.750% due 5/15/17	23,090,794
5,000,000		5.375% due 2/15/31	5,454,690

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. Government Obligations (continued)
		U.S. Treasury Notes:
$36,000,000		3.500% due 5/31/07 (g)	$35,528,940
50,000,000		3.375% due 10/15/09	48,078,150
8,420,000		4.000% due 3/15/10	8,267,396
13,800,000		4.000% due 4/15/10	13,540,174
5,000,000		3.875% due 5/15/10	4,879,300
8,000,000		5.000% due 2/15/11	8,200,632
40,000,000		4.000% due 2/15/15	38,260,960
20,000,000		4.125% due 5/15/15	19,306,260

		Total U.S. Government Obligations	204,607,296

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $255,869,189)	249,618,072

FACE AMOUNT†	RATING‡	SECURITY	VALUE
SOVEREIGN BONDS - 2.6%
Argentina - 0.0%
287,732ARS	B-	Republic of Argentina, 5.830% due 12/31/33	113,877

Brazil - 0.5%
		Federative Republic of Brazil:
2,676,000	BB-	Collective Action Security, 8.000% due 1/15/18	2,766,984
1,529,425	BB-	DCB, Series L, 5.250% due 4/15/12 (c)	1,494,057

		Total Brazil	4,261,041

Bulgaria - 0.0%
100,000	BBB	Republic of Bulgaria, 8.250% due 1/15/15	120,000

Canada - 0.5%
4,825,000	A+	Province of Quebec, Notes, 4.600% due 5/26/15	4,663,879

Chile - 0.0%
225,000	A	Republic of Chile, 5.500% due 1/15/13	230,734

Colombia - 0.1%
		Republic of Colombia:
300,000	BB	10.000% due 1/23/12	354,150
325,000	BB	11.750% due 2/25/20	438,750
175,000	BB	10.375% due 1/28/33	219,625

		Total Colombia	1,012,525

Dominican Republic - 0.0%
235,288	B	Dominican Republic, 9.040% due 1/23/18 (a)	250,582

Ecuador - 0.0%
350,000	CCC+	Republic of Ecuador, step bond to yield 10.486% due 8/15/30	315,000

Malaysia - 0.1%
350,000	A-	Federation of Malaysia, 7.500% due 7/15/11	392,349

Mexico - 0.7%
2,500,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	2,706,155
		United Mexican States:
475,000	BBB	8.125% due 12/30/19	569,644
		Series A, Notes:
1,600,000	BBB	6.375% due 1/16/13	1,682,000
780,000	BBB	5.875% due 1/15/14	795,600
675,000	BBB	8.000% due 9/24/22	806,625

		Total Mexico	6,560,024

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT†	RATING‡	SECURITY	VALUE
SOVEREIGN BONDS (continued)
Panama - 0.1%
		Republic of Panama:
$350,000	BB	9.375% due 7/23/12	$409,500
125,000	BB	9.375% due 1/16/23	152,500
275,000	BB	8.875% due 9/30/27	321,750

		Total Panama	883,750

Peru - 0.1%
		Republic of Peru:
175,000	BB	9.125% due 2/21/12	202,606
150,000	BB	9.875% due 2/6/15	185,813
75,000	BB	8.750% due 11/21/33	86,625
451,000	BB	PDI, 5.000% due 3/7/17 (c)	434,087

		Total Peru	909,131

Philippines - 0.1%
		Republic of the Philippines:
400,000	BB-	9.000% due 2/15/13	426,000
200,000	BB-	8.250% due 1/15/14	205,625
100,000	BB-	8.875% due 3/17/15	106,062
125,000	BB-	9.875% due 1/15/19	139,297
75,000	BB-	Senior Notes, 9.500% due 2/2/30	79,313

		Total Philippines	956,297

Russia - 0.1%
575,000	BBB-	Russian Federation, 11.000% due 7/24/18	839,500

South Africa - 0.0%
200,000	BBB+	Republic of South Africa, 6.500% due 6/2/14	214,500

Turkey - 0.2%
		Republic of Turkey:
300,000	BB-	11.500% due 1/23/12	379,500
150,000	BB-	11.000% due 1/14/13	189,000
175,000	BB-	7.250% due 3/15/15	182,000
200,000	BB-	7.000% due 6/5/20	196,000
275,000	BB-	7.375% due 2/5/25	272,593
125,000	BB-	11.875% due 1/15/30	181,719

		Total Turkey	1,400,812

Ukraine - 0.0%
		Republic of Ukraine:
200,000	BB-	6.875% due 3/4/11	206,500
50,000	BB-	7.650% due 6/11/13	53,813

		Total Ukraine	260,313

Uruguay - 0.0%
		Republic of Uruguay, Benchmark Bonds:
200,000	B	7.500% due 3/15/15	197,000
126,875	B	7.875% due 1/15/33 (h)	121,166

		Total Uruguay	318,166

Venezuela - 0.1%
		Bolivarian Republic of Venezuela:
425,000	B+	8.500% due 10/8/14	463,675
275,000	B+	Collective Action Securities, 9.375% due 1/13/34	320,787

See Notes to Schedule of Investments.

SMITH BARNEY CORE PLUS BOND FUND INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Venezuela (continued)
$275,000	B+	Collective Action Security, 10.750% due 9/19/13	$335,500

		Total Venezuela	1,119,962

		TOTAL SOVEREIGN BONDS (Cost - $24,333,352)	24,822,442

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $868,238,833)	852,369,633

FACE AMOUNT		SECURITY	VALUE
SHORT-TERM INVESTMENTS(i) - 35.1%
Repurchase Agreements - 35.1%
136,139,000		Interest in $442,372,000 joint tri-party repurchase agreement dated 10/31/05 with Morgan Stanley, 3.990% due 11/1/05; Proceeds at maturity - $136,154,089; (Fully collateralized by various U.S. government agency obligations, 2.465% to 10.500% due 11/28/06 to 7/21/25; Market value - $139,491,627)	136,139,000
100,000,000		Interest in $572,678,000 joint tri-party repurchase agreement dated 10/31/05 with Deutsche Bank Securities Inc., 4.000% due 11/1/05; Proceeds at maturity - $100,011,111; (Fully collateralized by various U.S. government agency obligations 2.000% to 7.125% due 11/28/05 to 1/15/30; Market value - $102,000,568)	100,000,000
100,000,000		Interest in $689,187,000 joint tri-party repurchase agreement dated 10/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.000% due 11/1/05; Proceeds at maturity - $100,011,111; (Fully collateralized by U.S. Treasury obligations, 0.000% to 3.750% due 11/3/05 to 5/15/08; Market value - $102,000,226)	100,000,000

		Total Repurchase Agreements	336,139,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $336,139,000)	336,139,000

		TOTAL INVESTMENTS - 124.0% (Cost - $1,204,377,833#)	1,188,508,633
		Liabilities in Excess of Other Assets - (24.0)%	(230,026,764)

		TOTAL NET ASSETS - 100.0%	$958,481,869

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is currently in default.

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Rating by Moody’s Investors Service Inc.

(e)	This security is traded on a “to-be-announced” basis.

(f)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principle.

(i)	All or a portion of this security is segregated for open futures and/or mortgage dollar roll transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Core Plus Bond Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,504,752
Gross unrealized depreciation	(17,373,952)

Net unrealized depreciation	$(15,869,200)

At October 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	143	12/05	$16,592,986	$16,011,531	$(581,455)

Contracts to Sell:
U.S. Treasury 2 Year Notes	110	12/05	22,781,634	22,572,344	209,290
U.S. Treasury 5 Year Notes	215	12/05	23,249,457	22,766,484	482,973
U.S. Treasury 10 Year Notes	76	12/05	8,405,325	8,242,438	162,887

Net Unrealized Gain on Open Futures Contracts					$273,695

During the period ended October 31, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $524,044,338.

For the period ended October 31, 2005, the Fund recorded interest income of $618,299 related to such transactions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Core Plus Bond Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date:	December 29, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 29, 2005